PUBLIC OFFERING (Details) - USD ($)			9 Months Ended
	Oct. 29, 2021	Jan. 27, 2021	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
PUBLIC OFFERING
Net proceeds of sale of the units in the public offering			$ 226,000,000
Public Warrants | Class A ordinary shares
PUBLIC OFFERING
Number of shares issuable per warrant				1	1	1
Exercise price of warrants				$ 11.50	$ 11.50	$ 11.50
IPO
PUBLIC OFFERING
Number of units sold	23,000,000	23,000,000
Share price	$ 10.00	$ 10.00
Net proceeds of sale of the units in the public offering	$ 230,000,000	$ 230,000,000
IPO | Public Warrants
PUBLIC OFFERING
Number of shares in a unit		1
Number of warrants in a unit	0.5	0.5
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
IPO | Public Warrants | Class A ordinary shares
PUBLIC OFFERING
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50